BUSINESS COMBINATION - Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 20, 2016
Business Acquisition [Line Items]
Goodwill	$ 7,993,499	$ 7,992,700	$ 2,040,402
Estimated amortization expense
Year Ending December 31, 2017		928,597
Amortization expense, 2018		834,312
Amortization expense, 2019		758,189
Amortization expense, 2020		681,610
Year Ending December 31, 2021		$ 604,456
Trade names
Estimated amortization expense
Amortization expense, 2018	355,006
Amortization expense, 2019	46,627
Amortization expense, 2020	$ 18,140
Minimum | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	8 years	8 years
Minimum | Trade names
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	2 years	2 years
Minimum | Amortizable intangible assets
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	1 year	1 year
Maximum | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	18 years	18 years
Maximum | Trade names
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	4 years	12 years
Maximum | Amortizable intangible assets
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	15 years	15 years
Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Current assets		$ 1,923,071
Accounts receivable		271,305
Property, plant and equipment		4,864,621
Goodwill		5,838,959	262,345	$ 262,345
Indefinite-lived cable television franchises		8,113,575
Other non-current assets		748,998
Current liabilities		(2,305,954)
Long-term debt		(8,355,386)
Deferred income taxes.		(6,834,807)
Other non-current liabilities		(189,355)
Total		9,958,323
Estimated amortization expense
Year Ending December 31, 2017			701,908
Amortization expense, 2018			655,409
Amortization expense, 2019			609,245
Amortization expense, 2020			562,613
Year Ending December 31, 2021			$ 515,430
Cablevision Systems Corporation And Subsidiaries | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets		4,850,000
Cablevision Systems Corporation And Subsidiaries | Trade names
Business Acquisition [Line Items]
Finite-lived intangible assets		$ 1,010,000
Finite-lived intangible asset, useful life		12 years
Cablevision Systems Corporation And Subsidiaries | Amortizable intangible assets
Business Acquisition [Line Items]
Finite-lived intangible assets		$ 23,296
Cablevision Systems Corporation And Subsidiaries | Minimum
Business Acquisition [Line Items]
Property, plant and equipment, useful life		2 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		8 years	10 years
Cablevision Systems Corporation And Subsidiaries | Minimum | Amortizable intangible assets
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		1 year	3 years
Cablevision Systems Corporation And Subsidiaries | Maximum
Business Acquisition [Line Items]
Property, plant and equipment, useful life		18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		18 years	18 years
Cablevision Systems Corporation And Subsidiaries | Maximum | Amortizable intangible assets
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		15 years	28 years